Government Money Market Fund
Government Money Fund
INVESTMENT GOAL
The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a  $1.00 per share net asset value (“NAV”).

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Money Market Fund	Institutional Class	Class N	Class S
Management Fees	0.26%	0.26%	0.26%
Distribution (12b-1) Fee	none	0.50%	0.50%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.11%	0.11%	0.11%
Total Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.62%	1.12%	1.12%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	63	199	346	774
Class N	114	356	617	1,363
Class S	114	356	617	1,363

PRINCIPAL INVESTMENT STRATEGIES
The Government Money Fund purchases liquid, high quality, short-term U.S. Government bonds and notes. The Fund invests at least 80% of its assets in U.S. Government securities such as U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any money market fund, there are risks to investing. Neither the Government Money Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past “broken the buck,” which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The Government Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Government Money Fund’s Institutional Class shares based on a calendar year.

Best Quarter 1.33% Q1 2001 Worst Quarter 0.01% Q2 2010
This table shows the Government Money Fund’s average annual total returns for the periods ended December 31, 2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Government Money Market Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class	0.03%	2.19%	1.96%	2.24%	Apr 3, 2000
Class N	0.02%	2.04%	1.78%	2.23%	Jun 21, 1999
Class S	0.01%	1.92%	1.62%	2.01%	Oct 6, 1999

Prime Money Market Fund
Prime Money Fund
INVESTMENT GOAL
The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prime Money Market Fund	Institutional Class	Class N	Class S
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fee	none	0.50%	0.50%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.10%	0.10%	0.10%
Total Other Expenses	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.60%	1.10%	1.10%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	61	192	335	750
Class N	112	350	606	1,340
Class S	112	350	606	1,340

PRINCIPAL INVESTMENT STRATEGIES
The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), present minimal credit risk. The Fund’s principal investments include commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving those obligations, and shares of other investment companies that invest exclusively in the same types of securities as the Fund. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any money market fund, there are risks to investing. Neither CNAM nor the Prime Money Fund can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past “broken the buck,” which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The Prime Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Institutional Class shares based on a calendar year.

Best Quarter 1.29% Q1 2001 Worst Quarter 0.02% Q2 2010
This table shows the Prime Money Fund’s average annual total returns for the periods ended December 31, 2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Prime Money Market Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class	0.08%	2.33%	2.03%	2.72%	Mar 23, 1998
Class N	0.04%	2.17%	1.84%	2.23%	Oct 18, 1999
Class S	0.02%	2.03%	1.67%	2.06%	Oct 26, 1999

California Tax Exempt Money Market Fund
California Money Fund
INVESTMENT GOAL
The California Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California state personal income tax. Also, the California Money Fund seeks to maintain a  $1.00 per share net asset value ("NAV").

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the California Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses California Tax Exempt Money Market Fund		Institutional Class	Class N	Class S
Management Fees		0.27%	0.27%	0.27%
Distribution (12b-1) Fee		none	0.50%	0.50%
Other Expenses - Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Expenses - Other Fund Expenses		0.10%	0.10%	0.10%
Total Other Expenses		0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	[1]	0.62%	1.12%	1.12%
[1]	The Total Annual Fund Operating Expenses for Institutional Class shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights. Other Fund Expenses have been restated to reflect current fees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example California Tax Exempt Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	63	199	346	774
Class N	114	356	617	1,363
Class S	114	356	617	1,363

PRINCIPAL INVESTMENT STRATEGIES
The California Money Fund purchases liquid, high quality, short-term municipal money market securities issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors of the California municipal securities market. The Fund invests at least 80% of its assets in municipal obligations that pay interest which is expected to be exempt from federal and California state personal income tax and securities that pay interest which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). Principal investments of the Fund also include high quality municipal bonds rated within the highest grade by nationally recognized statistical rating organizations such as Standard and Poor's Ratings Group and/or Moody's Investors Services, or equivalent quality for unrated securities, notes and tax exempt commercial paper. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the California Money Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any money market fund, there are risks to investing. Neither the California Money Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past "broken the buck," which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund's holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Taxes – Although one of the Fund's goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the AMT.

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The California Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM's opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security's credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Management – The Fund's performance depends on the adviser's skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or taxable money market securities. During such a period, the Fund may not achieve its investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund's most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the California Money Fund's Institutional Class shares based on a calendar year.

Best Quarter 0.77% Q2 2007 Worst Quarter 0.01% Q2 2010
This table shows the California Money Fund's average annual total returns for the periods ended December 31, 2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns California Tax Exempt Money Market Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class	0.03%	1.44%	1.31%	1.45%	Apr 3, 2000
Class N	0.02%	1.29%	1.12%	1.33%	Jun 21, 1999
Class S	0.01%	1.16%	0.97%	1.14%	Nov 12, 1999

Limited Maturity Fixed Income Fund
Limited Maturity Fund
INVESTMENT GOAL
The Limited Maturity Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Limited Maturity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Limited Maturity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Limited Maturity Fixed Income Fund		Institutional Class	Class N
Management Fees		0.50%	0.50%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		none	0.25%
Other Expenses - Other Fund Expenses		0.21%	0.22%
Total Other Expenses		0.21%	0.47%
Total Annual Fund Operating Expenses		0.71%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.24%)
Fee Waiver Reimbursement		0.02%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.73%	0.98%
[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive the shareholder servicing fees for Class N shares until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Limited Maturity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Limited Maturity Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	75	229	397	884
Class N	100	363	647	1,456

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Limited Maturity Fund's portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments and non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies. At least 80% of the Fund's portfolio consists of fixed income securities with "limited maturity," i.e., a maturity of less than five years. The Fund invests in securities having one of the four highest ratings of either Moody's Investors Service (at least Baa) or Standard and Poor's (at least BBB).

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Limited Maturity Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Limited Maturity Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Limited Maturity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Limited Maturity Fund's Institutional Class shares based on a calendar year.

Best Quarter 3.17% Q3 2001 Worst Quarter (1.33)% Q2 2004
This table shows the average annual total returns of each class of the Limited Maturity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Limited Maturity Fixed Income Fund	One Year	Five Years	Ten Years	Since Inception
Institutional Class	2.29%	4.22%	3.82%	5.09%	[1]
Institutional Class - Return After Taxes on Distributions	1.68%	3.09%	2.71%	3.43%	[1]
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	1.49%	2.94%	2.61%	3.37%	[1]
Class N	2.05%	3.95%	3.67%	5.02%	[1]
Merrill Lynch 1-3 Year Treasury Index	2.35%	4.18%	3.92%	5.57%	[1]
Merrill Lynch 3 Month U.S. Treasury Index	0.13%	2.43%	2.38%	4.18%	[1]
[1]	Performance for "Since Inception" for all classes is shown for periods beginning October 22, 1988, which is the date the predecessor to the Limited Maturity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on October 22, 2004. The performance results for Class N shares of the Fund for the period of October 22, 2004 to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 22, 1988 to October 21, 2004, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Bond Fund
Government Bond Fund
INVESTMENT GOAL
The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government Bond Fund	Institutional Class	Class N
Management Fees	0.43%	0.43%
Distribution (12b-1) Fee	none	0.25%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.10%	0.10%
Total Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	0.78%	1.03%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	80	249	433	966
Class N	105	328	569	1,259

PORTFOLIO TURNOVER
The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Government Bond Fund's portfolio consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase mortgage-backed and asset-backed instruments issued by the U.S. Government or government sponsored agencies whose maturities and durations are consistent with an intermediate term strategy and may also purchase shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund's Institutional Class shares based on a calendar year.

Best Quarter 4.74% Q3 2001 Worst Quarter (1.39)% Q2 2004
This table shows the average annual total returns of each class of the Government Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Government Bond Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	2.76%	4.01%	4.05%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	1.89%	2.72%	2.66%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	1.80%	2.67%	2.65%
Class N	2.50%	3.74%	3.82%	Apr 13, 2000
Barclays Capital U.S. Intermediate Government Bond Index	4.98%	5.41%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Corporate Bond Fund
Corporate Bond Fund
INVESTMENT GOAL
The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Corporate Bond Fund	Institutional Class	Class N
Management Fees	0.40%	0.40%
Distribution (12b-1) Fee	none	0.25%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.10%	0.10%
Total Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	0.75%	1.00%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	77	240	417	930
Class N	102	318	552	1,225

PORTFOLIO TURNOVER
The Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Corporate Bond Fund's portfolio consists of fixed income securities that are investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments whose maturities and durations are consistent with an intermediate term strategy and shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Corporate Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Corporate Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Corporate Bond Fund's Institutional Class shares based on a calendar year.

Best Quarter 4.49% Q3 2001 Worst Quarter (2.84)% Q3 2008
This table shows the average annual total returns of each class of the Corporate Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Corporate Bond Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	4.49%	4.94%	4.95%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	3.30%	3.50%	3.30%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	2.91%	3.37%	3.25%
Class N	4.22%	4.69%	4.69%	Apr 13, 2000
Barclays Capital U.S. Intermediate Corporate Bond Index	8.27%	6.07%	6.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

California Tax Exempt Bond Fund
California Tax Exempt Bond Fund
INVESTMENT GOAL
The California Tax Exempt Bond Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses California Tax Exempt Bond Fund		Institutional Class	Class N
Management Fees		0.27%	0.27%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		0.25%	0.25%
Other Expenses - Other Fund Expenses		0.11%	0.11%
Total Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses	[1]	0.63%	0.88%
[1]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").

EXAMPLE
This Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example California Tax Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	64	202	351	786
Class N	90	281	488	1,084

PORTFOLIO TURNOVER
The California Tax Exempt Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high quality municipal bonds and notes, the interest from which is expected to be exempt from federal and California state personal income taxes. The Fund may also invest in short-term tax exempt commercial paper, floating rate notes or shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from three to eight years.

The Fund typically invests in issues with a minimum credit rating from Moody's Investors Service or Standard and Poor's of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard and Poor's of SP1 or A1. The Fund may retain a security after it has been downgraded below the minimum credit rating if City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), determines that doing so is in the best interests of the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the California Tax Exempt Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the California Tax Exempt Bond Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt bond funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund's holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Non-diversification – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting those issuers and may experience increased volatility.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or in cash or cash equivalents (including taxable money market securities). During such a period, the Fund may not achieve its investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Tax Exempt Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the California Tax Exempt Bond Fund's Institutional Class shares based on a calendar year.

Best Quarter 4.45% Q3 2009 Worst Quarter (1.85)% Q2 2004
This table shows the average annual total returns of each class of the California Tax Exempt Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns California Tax Exempt Bond Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	3.35%	3.64%	3.71%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	3.28%	3.63%	3.59%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	3.33%	3.57%	3.58%
Class N	3.08%	3.37%	3.48%	Apr 13, 2000
Barclays Capital CA Intermediate-Short Municipal Index	3.35%	4.47%	4.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Full Maturity Fixed Income Fund
Full Maturity Fund
INVESTMENT GOAL
The Full Maturity Fund seeks to provide a high level of current income, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Full Maturity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Full Maturity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Full Maturity Fixed Income Fund		Institutional Class	Class N
Management Fees		0.50%	0.50%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		none	0.25%
Other Expenses - Other Fund Expenses		0.21%	0.21%
Total Other Expenses		0.21%	0.46%
Total Annual Fund Operating Expenses		0.71%	1.21%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	0.95%
[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive the shareholder servicing fees for Class N until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Full Maturity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Full Maturity Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	72	226	394	882
Class N	97	358	640	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Full Maturity Fund's portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments, non-convertible fixed income securities of U.S. companies and U.S. dollar-denominated debt obligations issued by foreign governments and corporations. At least 80% of the Fund's portfolio consists of fixed income securities with "full duration," i.e., duration ranging from that of the bonds included in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which had an average duration of 3.97 years as of September 30, 2010, to that of the bonds included in the Barclays Capital U.S. Aggregate Bond Index, which had an average duration of 4.67 years as of September 30, 2010. The Fund invests at least 80% of its net assets in securities having one of the three highest ratings of either Moody's Investors Service or Standard and Poor's (at least A). The Fund may also invest up to 20% of its total assets in securities with a minimum credit rating from Moody's or Standard and Poor's of Baa or BBB respectively, or which, if unrated, are determined by a sub-adviser to be of comparable quality.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Full Maturity Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. None of the Full Maturity Fund, CNAM and the Fund's sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Sub-Adviser Allocation – The Fund's performance is affected by CNAM's decisions concerning how much of the Fund's portfolio to allocate for management by each of the Fund's sub-advisers.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Full Maturity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Full Maturity Fund's Institutional Class shares based on a calendar year.

Best Quarter 4.14% Q3 2009 Worst Quarter (2.43)% Q2 2004
This table shows the average annual total returns of each class of the Full Maturity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Full Maturity Fixed Income Fund	One Year	Five Years	Ten Years	Since Inception
Institutional Class	6.61%	5.09%	5.22%	6.43%	[1]
Institutional Class - Return After Taxes on Distributions	5.28%	3.58%	3.58%	4.25%	[1]
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	4.33%	3.47%	3.50%	4.21%	[1]
Class N	6.26%	4.81%	5.04%	6.35%	[1]
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.89%	5.53%	5.51%	6.74%	[1]
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%	7.21%	[1]
[1]	Performance for "Since Inception" for all classes is shown for periods beginning October 20, 1988, which is the date the predecessor to the Full Maturity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on May 11, 2004. The performance results for Class N shares of the Fund for the period of May 11, 2004, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 20, 1988 to May 11, 2004, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund
High Yield Bond Fund
INVESTMENT GOAL
The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., "junk bonds").
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the High Yield Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the High Yield Bond Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Bond Fund		Institutional Class	Class N
Management Fees		0.75%	0.75%
Distribution (12b-1) Fee		none	0.30%
Other Expenses - Shareholder Servicing Fee		0.25%	0.25%
Other Expenses - Other Fund Expenses		0.11%	0.11%
Total Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses	[1]	1.11%	1.41%
[1]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").

EXAMPLE
This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example High Yield Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	113	353	612	1,352
Class N	144	446	771	1,691

PORTFOLIO TURNOVER
The High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Fund's portfolio consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible securities, preferred securities, zero coupon obligations and debt securities that are issued by U.S. and foreign governments and their agencies. The Fund may also invest in equity securities. The average maturity of the Fund's investments varies, and there is no limit on the maturity or on the credit quality of any security held by the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the High Yield Bond Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. None of the High Yield Bond Fund, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

High Yield ("Junk") Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Management – The Fund's performance depends on the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the High Yield Bond Fund's Institutional Class shares based on a calendar year.

Best Quarter 18.73% Q2 2009 Worst Quarter (19.69)% Q4 2008
This table shows the average annual total returns of each class of the High Yield Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns High Yield Bond Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	17.15%	7.68%	8.14%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	13.63%	4.53%	4.86%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	10.99%	4.62%	4.93%
Class N	16.81%	7.36%	7.83%	Jan 14, 2000
Citigroup High Yield Market Capped Index	14.10%	7.46%	8.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of the Institutional Class shares does not reflect the Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Asset Fund
Multi-Asset Fund
INVESTMENT GOAL
The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Multi-Asset Fund. You pay no sales charges or transaction fees for buying or selling shares of the Multi-Asset Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Asset Fund		Institutional Class	Class N
Management Fees		0.50%	0.50%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		0.25%	0.25%
Other Expenses - Other Fund Expenses		0.10%	0.10%
Total Other Expenses		0.35%	0.35%
Acquired Fund Fees and Expenses		0.42%	0.42%
Total Annual Fund Operating Expenses	[1]	1.27%	1.52%
[1]	"Acquired Fund Fees and Expenses" are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").

EXAMPLE
This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Multi-Asset Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Multi-Asset Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	129	403	697	1,534
Class N	155	480	829	1,813

PORTFOLIO TURNOVER
The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Multi-Asset Fund is a "fund of funds" and pursues its investment objective by investing all or a substantial portion of its assets in other mutual funds or other types of funds like exchange-traded funds ("underlying funds"). These underlying funds may include other funds in the CNI Charter Funds family, like the Corporate Bond Fund, the Government Bond Fund and the High Yield Bond Fund, which are also managed by City National Asset Management, Inc. ("CNAM").

The Multi-Asset Fund and any underlying funds primarily invest in the following asset classes:
•	Common and preferred equity securities of U.S. and foreign companies (including emerging market companies);

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•	Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings, including securities with below investment-grade ratings and unrated securities;

•	Inflation-indexed bonds;

•	Money market instruments;

•	Repurchase agreements;

•	Municipal securities;

•	Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises; and

•	Options, futures contracts and swaps.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Multi-Asset Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Multi-Asset Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Multi-Asset Fund's performance depends on CNAM's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Underlying Funds – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund or an underlying fund invests, that security may become less liquid or may lose value.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Government-Sponsored Entities – The Fund directly or indirectly invests in securities issued by government-sponsored entities, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High Yield ("Junk") Bonds – High yield bonds held by the underlying funds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems. Foreign government obligations are also subject to similar risks.

Foreign Securities – Foreign investments held by the underlying funds tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Emerging Market Securities – Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Derivatives –The Fund's direct or indirect use of derivative instruments may involve other risks than those associated with investing directly in the securities in which it or an underlying fund primarily invests. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund's losses or reduce opportunities for gain.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund or one or more underlying funds may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with its investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Multi-Asset Fund's Institutional Class shares based on a calendar year.

Best Quarter 9.17% Q3 2010 Worst Quarter (8.11)% Q3 2008
This table shows the average annual total returns of each class of the Multi-Asset Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares to various broad-based securities market indexes and the Consumer Price Index ("CPI") plus 500 basis points.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Multi-Asset Fund		One Year	Since Inception	Inception Date
Institutional Class		9.99%	1.51%	Oct 1, 2007
Institutional Class - Return After Taxes on Distributions		9.19%	0.75%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares		6.47%	0.83%
Class N		9.73%	1.27%	Oct 1, 2007
Barclays Capital U.S. TIPS Index	[1]	6.31%	5.94%
60/40 hybrid of the following two indexes: S&P 500 Index + Barclays Capital U.S. Intermediate Government/Credit Index	[1]	11.84%	0.25%
CPI + 500 Basis Points		6.56%	6.62%
S&P 500 Index		15.06%	(4.22%)
[1]	CNAM has elected to compare the Fund's performance to the Barclays Capital U.S. TIPS Index and a hybrid index consisting of 60% S and P 500 Index and 40% Barclays Capital U.S. Intermediate Government/Credit Index as it believes these are the most appropriate indexes for comparison to the Fund's performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Equity Fund
Diversified Equity Fund
INVESTMENT GOAL
The Diversified Equity Fund seeks to provide long-term capital growth.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Diversified Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Diversified Equity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified Equity Fund		Institutional Class	Class N
Management Fees		0.75%	0.75%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		none	0.25%
Other Expenses - Other Fund Expenses		0.20%	0.20%
Total Other Expenses		0.20%	0.45%
Total Annual Fund Operating Expenses		0.95%	1.45%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%	1.35%
[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to limit shareholder servicing fees for Class N to 0.15% until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Diversified Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Diversified Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	97	303	525	1,166
Class N	137	449	783	1,727

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Diversified Equity Fund's portfolio consists of common stocks of large-capitalization U.S. companies (for this purpose, as defined by Standard and Poor's, currently companies with market capitalizations of greater than  $3.5 billion) that are diversified among various industries and market sectors. Up to 20% of the Fund's portfolio may consist of securities of mid-capitalization companies (for this purpose, as defined by Standard and Poor's, currently companies with capitalizations of  $850 million to  $3.8 billion). In addition to investing in U.S. corporations, the Fund invests in U.S. dollar denominated American Depositary Receipts of foreign corporations. The Fund's sub-advisers may buy and sell securities for the Fund frequently, which may result in higher transaction costs and produce capital gains and losses.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Diversified Equity Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. None of the Diversified Equity Fund, CNAM and the Fund's sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Sub-Adviser Allocation – The Fund's performance is affected by CNAM's decisions concerning how much of the Fund's portfolio to allocate for management by each of the Fund's sub-advisers.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Diversified Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Diversified Equity Fund's Institutional Class shares based on a calendar year.

Best Quarter 16.06% Q2 2003 Worst Quarter (23.29)% Q4 2008
This table shows the average annual total returns of each class of the Diversified Equity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Diversified Equity Fund	One Year	Five Years	Ten Years	Since Inception
Institutional Class	12.51%	0.65%	2.51%	9.31%	[1]
Institutional Class - Return After Taxes on Distributions	12.33%	(0.35%)	1.71%	6.67%	[1]
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	8.12%	0.41%	1.98%	6.71%	[1]
Class N	12.28%	0.40%	2.30%	9.21%	[1]
S&P 500 Index	15.06%	2.29%	1.41%	9.42%	[1]
[1]	Performance for "Since Inception" for all classes is shown for periods beginning October 20, 1988, which is the date the predecessor to the Diversified Equity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on December 30, 2002. The performance results for Class N shares of the Fund for the period of December 30, 2002, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 20, 1988 to December 30, 2002, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I Shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For the index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Value Equity Fund
Large Cap Value Fund
INVESTMENT GOAL
The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Value Equity Fund	Institutional Class	Class N
Management Fees	0.62%	0.62%
Distribution (12b-1) Fee	none	0.25%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.10%	0.10%
Total Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	0.97%	1.22%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Cap Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	99	309	536	1,190
Class N	124	387	670	1,477

PORTFOLIO TURNOVER
The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Large Cap Value Fund's portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued. For this purpose, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S and P 500 Value Index at the time of investment (currently  $1 billion to  $369 billion). CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Value Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Large Cap Value Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – CNAM primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Value Fund's Institutional Class shares based on a calendar year.

Best Quarter 18.81% Q2 2003 Worst Quarter (20.90)% Q4 2008
This table shows the average annual total returns of each class of the Large Cap Value Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Value Equity Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	13.01%	1.39%	2.08%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	12.53%	0.82%	1.53%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	8.43%	1.16%	1.70%
Class N	12.61%	1.12%	1.81%	Apr 13, 2000
S&P 500 Value Index	15.10%	0.87%	2.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Growth Equity Fund
Large Cap Growth Fund
INVESTMENT GOAL
The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Growth Equity Fund	Institutional Class	Class N
Management Fees	0.65%	0.65%
Distribution (12b-1) Fee	none	0.25%
Other Expenses - Shareholder Servicing Fee	0.25%	0.25%
Other Expenses - Other Fund Expenses	0.10%	0.10%
Total Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	1.00%	1.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Cap Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	102	318	552	1,225
Class N	127	397	686	1,511

PORTFOLIO TURNOVER
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Large Cap Growth Fund's portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. For this purpose, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S and P 500 Growth Index at the time of investment (currently  $1 billion to  $296 billion). CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Growth Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. Neither the Large Cap Growth Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – CNAM primarily uses a growth style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Growth Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Growth Fund's Institutional Class shares based on a calendar year.

Best Quarter 14.32% Q2 2009 Worst Quarter (20.40)% Q4 2008
This table shows the average annual total returns of each class of the Large Cap Growth Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Growth Equity Fund	One Year	Five Years	Ten Years	Inception Date
Institutional Class	13.35%	3.14%	0.96%	Jan 14, 2000
Institutional Class - Return After Taxes on Distributions	13.16%	3.04%	0.90%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	8.66%	2.66%	0.81%
Class N	13.07%	2.86%	0.71%	Mar 28, 2000
S&P 500 Growth Index	15.05%	3.60%	(0.11%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Socially Responsible Equity Fund
Socially Responsible Equity Fund
INVESTMENT GOAL
The Socially Responsible Equity Fund seeks to provide long-term capital growth.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Socially Responsible Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Socially Responsible Equity Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Socially Responsible Equity Fund		Institutional Class	Class N
Management Fees		0.75%	0.75%
Distribution (12b-1) Fee		none	0.25%
Other Expenses - Shareholder Servicing Fee		none	0.25%
Other Expenses - Other Fund Expenses		0.22%	0.22%
Total Other Expenses		0.22%	0.47%
Total Annual Fund Operating Expenses	[1]	0.97%	1.47%
Fee Waiver and/or Expense Reimbursement	[2]	(0.01%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.96%	1.21%
[1]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses for Class N shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
[2]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive a portion of the shareholder servicing fees for Class N until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Socially Responsible Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Socially Responsible Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	98	308	535	1,189
Class N	123	439	778	1,735

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the Socially Responsible Equity Fund's portfolio consists of common stocks of U.S. issuers that meet certain socially responsible criteria. Up to 50% of the Fund's portfolio may consist of securities of mid-cap companies (for this purpose, as defined by Standard and Poor's, currently companies that have market capitalizations greater than  $850 million and less than  $3.8 billion at the time of purchase). In addition to investing in U.S. corporations, the Fund invests in U.S. dollar denominated American Depositary Receipts of foreign corporations. In selecting investments, the sub-adviser considers social criteria such as an issuer's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights record and product safety. The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Socially Responsible Equity Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. None of the Socially Responsible Equity Fund, CNAM and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Investment Style – The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Socially Responsible Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Socially Responsible Equity Fund's Institutional Class shares based on a calendar year.

Best Quarter 18.47% Q2 2009 Worst Quarter (25.79)% Q4 2008
This table shows the average annual total returns of each class of the Socially Responsible Equity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Socially Responsible Equity Fund	One Year	Five Years	Since Inception
Institutional Class	13.96%	1.16%	1.72%	[1]
Institutional Class - Return After Taxes on Distributions	13.56%	0.70%	1.28%	[1]
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	9.06%	0.91%	1.40%	[1]
Class N	13.73%	0.89%	1.48%	[1]
MSCI KLD 400 Social Index	11.89%	2.41%	2.51%	[1]
Russell 1000 Value Index	15.51%	1.28%	2.39%	[1]
[1]	Performance for "Since Inception" for all classes is shown for periods beginning January 3, 2005, which is the date the predecessor to the Socially Responsible Equity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on August 12, 2005. The performance results for Class N shares of the Fund for the period of August 12, 2005, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of January 3, 2005 to August 12, 2005, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For the index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on December 31, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RCB Small Cap Value Fund
RCB Small Cap Value Fund
INVESTMENT GOAL
The RCB Small Cap Value Fund seeks capital appreciation primarily through investment in smaller U.S. corporations which, in the opinion of the Fund's sub-adviser, are considered to be undervalued.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the RCB Small Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class or Class N shares of the RCB Small Cap Value Fund.

Shareholder Fees (paid directly from your investment)
Shareholder Fees RCB Small Cap Value Fund	Institutional Class	Class N	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	3.50%
Maximum deferred sales charge (load)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RCB Small Cap Value Fund		Institutional Class	Class N	Class R
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fee		none	0.25%	0.25%
Other Expenses - Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Expenses - Other Fund Expenses		0.11%	0.11%	0.38%
Total Other Expenses		0.36%	0.36%	0.63%
Total Annual Fund Operating Expenses		1.21%	1.46%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.45%	1.47%
[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), and the Fund's sub-adviser have contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at or below 1.24% for Institutional Class shares, 1.49% for Class N shares and 1.49% for Class R Shares until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM and the Fund's sub-adviser, and it will terminate automatically upon the termination of the Fund's advisory agreement with CNAM or the sub-advisory agreement between CNAM and the sub-adviser. Any fee reductions or reimbursements may be repaid to the sub-adviser within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. Affiliates of CNAM including City National Bank ("CNB"), have contractually agreed to waive the shareholder servicing fees for Class R until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNB, and it will terminate automatically upon the termination of the shareholder services agreement between CNB and the Fund. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the RCB Small Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the RCB Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example RCB Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	122	383	664	1,465
Class N	148	461	796	1,745
Class R	494	851	1,232	2,299

PORTFOLIO TURNOVER
The RCB Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
At least 80% of the RCB Small Cap Value Fund's portfolio consists of equity securities of smaller U.S. corporations. For this purpose, smaller corporations are defined as companies with market capitalizations at the time of purchase in the range of  $50 million to  $5 billion. The Fund's investment strategy involves a value-oriented focus on preservation of capital over the long term using a "bottom-up" approach.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the RCB Small Cap Value Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with any mutual fund, there are risks to investing. None of the RCB Small Cap Value Fund, CNAM and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Small Capitalization (Small-Cap) Companies – Investments in small-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company's outstanding shares and may have to sell them at a discount from quoted prices.

Focus – The Fund holds a relatively small number of securities. Losses incurred in such securities could have a material adverse effect on the Fund's overall financial condition and cause it to underperform materially its relevant benchmarks.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

PERFORMANCE
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the RCB Small Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the RCB Small Cap Value Fund's Institutional Class shares based on a calendar year.

Best Quarter 33.09% Q2 2009 Worst Quarter (26.42)% Q4 2008
This table shows the average annual total returns of each class of the RCB Small Cap Value Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns RCB Small Cap Value Fund	One Year	Five Years	Ten Years	Since Inception
Institutional Class	19.15%	0.45%	6.87%	10.23%	[1]
Institutional Class - Return After Taxes on Distributions	19.02%	(0.43%)	6.29%	9.55%	[1]
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	12.45%	0.16%	5.93%	8.96%	[1]
Class N	18.80%	0.20%	6.64%	10.03%	[1]
Class R	14.77%	(0.33%)	6.34%	9.78%	[1]
Russell 2000 Index	26.85%	4.47%	6.33%	7.86%	[1]
Russell 2000 Value Index	24.50%	3.52%	8.42%	9.27%	[1]
Russell 2500 Value Index	24.82%	3.85%	8.53%	9.65%	[1]
[1]	Performance for "Since Inception" for all classes is shown for periods beginning September 30, 1998, which is the date the predecessor to the RCB Small Cap Value Fund (the "Predecessor Fund") commenced operations. On October 1, 2001, the Predecessor Fund reorganized into Class R shares of the Fund. The performance results for Class R shares of the Fund before October 1, 2001, reflect the performance of the Predecessor Fund. Institutional Class and Class N shares of the Fund commenced operations on October 3, 2001. The performance results for Institutional Class and Class N shares of the Fund for the period of October 1, 2001, to October 2, 2001, reflect the performance of the Fund's Class R shares, and for the period of September 30, 1998, to October 1, 2001, reflect the performance of the Predecessor Fund. The performance of the Predecessor Fund has not been adjusted to reflect the expenses applicable to the Fund's Institutional Class and Class N shares. If it had, the performance of the Institutional Class and the Class N shares would be higher than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on September 30, 1998.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' and Class R shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	CNI CHARTER FUNDS
CIK	dei_EntityCentralIndexKey	0001026977
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Full Maturity Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Full Maturity Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Full Maturity Fund seeks to provide a high level of current income, consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Full Maturity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Full Maturity Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	63.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Full Maturity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Full Maturity Fund's portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments, non-convertible fixed income securities of U.S. companies and U.S. dollar-denominated debt obligations issued by foreign governments and corporations. At least 80% of the Fund's portfolio consists of fixed income securities with "full duration," i.e., duration ranging from that of the bonds included in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which had an average duration of 3.97 years as of September 30, 2010, to that of the bonds included in the Barclays Capital U.S. Aggregate Bond Index, which had an average duration of 4.67 years as of September 30, 2010. The Fund invests at least 80% of its net assets in securities having one of the three highest ratings of either Moody's Investors Service or Standard and Poor's (at least A). The Fund may also invest up to 20% of its total assets in securities with a minimum credit rating from Moody's or Standard and Poor's of Baa or BBB respectively, or which, if unrated, are determined by a sub-adviser to be of comparable quality.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Full Maturity Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the Full Maturity Fund, CNAM and the Fund's sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Sub-Adviser Allocation – The Fund's performance is affected by CNAM's decisions concerning how much of the Fund's portfolio to allocate for management by each of the Fund's sub-advisers.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Full Maturity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Full Maturity Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Full Maturity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.14% Q3 2009 Worst Quarter (2.43)% Q2 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Full Maturity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Full Maturity Fixed Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHAFX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	358
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	640
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,443
One Year	rr_AverageAnnualReturnYear01	6.26%
Five Years	rr_AverageAnnualReturnYear05	4.81%
Ten Years	rr_AverageAnnualReturnYear10	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[2]
Full Maturity Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHFMX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	226
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	394
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	882
2001	rr_AnnualReturn2001	7.97%
2002	rr_AnnualReturn2002	8.83%
2003	rr_AnnualReturn2003	4.62%
2004	rr_AnnualReturn2004	3.77%
2005	rr_AnnualReturn2005	1.77%
2006	rr_AnnualReturn2006	3.56%
2007	rr_AnnualReturn2007	5.89%
2008	rr_AnnualReturn2008	2.91%
2009	rr_AnnualReturn2009	6.51%
2010	rr_AnnualReturn2010	6.61%
One Year	rr_AverageAnnualReturnYear01	6.61%
Five Years	rr_AverageAnnualReturnYear05	5.09%
Ten Years	rr_AverageAnnualReturnYear10	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[2]
Full Maturity Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.28%
Five Years	rr_AverageAnnualReturnYear05	3.58%
Ten Years	rr_AverageAnnualReturnYear10	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[2]
Full Maturity Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.33%
Five Years	rr_AverageAnnualReturnYear05	3.47%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[2]
Full Maturity Fixed Income Fund | Barclays Capital U.S. Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[2]
Full Maturity Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%	[2]
Limited Maturity Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Limited Maturity Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Limited Maturity Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Limited Maturity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Limited Maturity Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	118.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Limited Maturity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Limited Maturity Fund's portfolio consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments and non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies. At least 80% of the Fund's portfolio consists of fixed income securities with "limited maturity," i.e., a maturity of less than five years. The Fund invests in securities having one of the four highest ratings of either Moody's Investors Service (at least Baa) or Standard and Poor's (at least BBB).

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Limited Maturity Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Limited Maturity Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Limited Maturity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Limited Maturity Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Limited Maturity Fund for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 3.17% Q3 2001 Worst Quarter (1.33)% Q2 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Limited Maturity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Limited Maturity Fixed Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHALX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	100
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	363
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	647
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,456
One Year	rr_AverageAnnualReturnYear01	2.05%
Five Years	rr_AverageAnnualReturnYear05	3.95%
Ten Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[4]
Limited Maturity Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHLFX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	75
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	229
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	397
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	884
2001	rr_AnnualReturn2001	8.20%
2002	rr_AnnualReturn2002	5.43%
2003	rr_AnnualReturn2003	1.80%
2004	rr_AnnualReturn2004	0.53%
2005	rr_AnnualReturn2005	1.35%
2006	rr_AnnualReturn2006	3.89%
2007	rr_AnnualReturn2007	5.75%
2008	rr_AnnualReturn2008	3.67%
2009	rr_AnnualReturn2009	5.54%
2010	rr_AnnualReturn2010	2.29%
One Year	rr_AverageAnnualReturnYear01	2.29%
Five Years	rr_AverageAnnualReturnYear05	4.22%
Ten Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[4]
Fee Waiver Reimbursement	cni_ExpenseReimbursementsValue	0.0002
Limited Maturity Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.68%
Five Years	rr_AverageAnnualReturnYear05	3.09%
Ten Years	rr_AverageAnnualReturnYear10	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[4]
Limited Maturity Fixed Income Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.49%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[4]
Limited Maturity Fixed Income Fund | Merrill Lynch 1-3 Year Treasury Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.35%
Five Years	rr_AverageAnnualReturnYear05	4.18%
Ten Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%	[4]
Limited Maturity Fixed Income Fund | Merrill Lynch 3 Month U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.13%
Five Years	rr_AverageAnnualReturnYear05	2.43%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[4]
Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Diversified Equity Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Diversified Equity Fund seeks to provide long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Diversified Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Diversified Equity Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	105.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Diversified Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Diversified Equity Fund's portfolio consists of common stocks of large-capitalization U.S. companies (for this purpose, as defined by Standard and Poor's, currently companies with market capitalizations of greater than  $3.5 billion) that are diversified among various industries and market sectors. Up to 20% of the Fund's portfolio may consist of securities of mid-capitalization companies (for this purpose, as defined by Standard and Poor's, currently companies with capitalizations of  $850 million to  $3.8 billion). In addition to investing in U.S. corporations, the Fund invests in U.S. dollar denominated American Depositary Receipts of foreign corporations. The Fund's sub-advisers may buy and sell securities for the Fund frequently, which may result in higher transaction costs and produce capital gains and losses.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Diversified Equity Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the Diversified Equity Fund, CNAM and the Fund's sub-advisers can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Sub-Adviser Allocation – The Fund's performance is affected by CNAM's decisions concerning how much of the Fund's portfolio to allocate for management by each of the Fund's sub-advisers.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Diversified Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Diversified Equity Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Diversified Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 16.06% Q2 2003 Worst Quarter (23.29)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Diversified Equity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHADX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	449
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	783
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,727
One Year	rr_AverageAnnualReturnYear01	12.28%
Five Years	rr_AverageAnnualReturnYear05	0.40%
Ten Years	rr_AverageAnnualReturnYear10	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%	[6]
Diversified Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHDEX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	303
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	525
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,166
2001	rr_AnnualReturn2001	(2.04%)
2002	rr_AnnualReturn2002	(19.58%)
2003	rr_AnnualReturn2003	29.18%
2004	rr_AnnualReturn2004	13.53%
2005	rr_AnnualReturn2005	7.35%
2006	rr_AnnualReturn2006	14.72%
2007	rr_AnnualReturn2007	0.63%
2008	rr_AnnualReturn2008	(38.08%)
2009	rr_AnnualReturn2009	28.46%
2010	rr_AnnualReturn2010	12.51%
One Year	rr_AverageAnnualReturnYear01	12.51%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%	[6]
Diversified Equity Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.33%
Five Years	rr_AverageAnnualReturnYear05	(0.35%)
Ten Years	rr_AverageAnnualReturnYear10	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[6]
Diversified Equity Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.12%
Five Years	rr_AverageAnnualReturnYear05	0.41%
Ten Years	rr_AverageAnnualReturnYear10	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[6]
Diversified Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%	[6]
Socially Responsible Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Socially Responsible Equity Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Socially Responsible Equity Fund seeks to provide long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Socially Responsible Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Socially Responsible Equity Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses for Class N shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Socially Responsible Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Socially Responsible Equity Fund's portfolio consists of common stocks of U.S. issuers that meet certain socially responsible criteria. Up to 50% of the Fund's portfolio may consist of securities of mid-cap companies (for this purpose, as defined by Standard and Poor's, currently companies that have market capitalizations greater than  $850 million and less than  $3.8 billion at the time of purchase). In addition to investing in U.S. corporations, the Fund invests in U.S. dollar denominated American Depositary Receipts of foreign corporations. In selecting investments, the sub-adviser considers social criteria such as an issuer's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights record and product safety. The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Socially Responsible Equity Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the Socially Responsible Equity Fund, CNAM and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Medium Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Investment Style – The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Socially Responsible Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Socially Responsible Equity Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Socially Responsible Equity Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 18.47% Q2 2009 Worst Quarter (25.79)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Socially Responsible Equity Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Socially Responsible Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHSRX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	98
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	308
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	535
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,189
2005	rr_AnnualReturn2005	4.54%
2006	rr_AnnualReturn2006	15.48%
2007	rr_AnnualReturn2007	(0.01%)
2008	rr_AnnualReturn2008	(34.59%)
2009	rr_AnnualReturn2009	23.07%
2010	rr_AnnualReturn2010	13.96%
One Year	rr_AverageAnnualReturnYear01	13.96%
Five Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%	[9]
Socially Responsible Equity Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.56%
Five Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[9]
Socially Responsible Equity Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.06%
Five Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[9]
Socially Responsible Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHRAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	123
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	439
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	778
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,735
One Year	rr_AverageAnnualReturnYear01	13.73%
Five Years	rr_AverageAnnualReturnYear05	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[9]
Socially Responsible Equity Fund | MSCI KLD 400 Social Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.89%
Five Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[9]
Socially Responsible Equity Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[9]
Large Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Large Cap Growth Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock
The Large Cap Growth Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	61.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Large Cap Growth Fund's portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations. For this purpose, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S and P 500 Growth Index at the time of investment (currently  $1 billion to  $296 billion). CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Growth Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Large Cap Growth Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – CNAM primarily uses a growth style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Growth Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Growth Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Growth Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 14.32% Q2 2009 Worst Quarter (20.40)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Large Cap Growth Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Growth Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLEAX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	397
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	686
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,511
One Year	rr_AverageAnnualReturnYear01	13.07%
Five Years	rr_AverageAnnualReturnYear05	2.86%
Ten Years	rr_AverageAnnualReturnYear10	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2000
Large Cap Growth Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGIX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,225
2001	rr_AnnualReturn2001	(10.10%)
2002	rr_AnnualReturn2002	(21.91%)
2003	rr_AnnualReturn2003	23.17%
2004	rr_AnnualReturn2004	5.89%
2005	rr_AnnualReturn2005	3.00%
2006	rr_AnnualReturn2006	8.70%
2007	rr_AnnualReturn2007	9.43%
2008	rr_AnnualReturn2008	(33.43%)
2009	rr_AnnualReturn2009	30.02%
2010	rr_AnnualReturn2010	13.35%
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Years	rr_AverageAnnualReturnYear05	3.14%
Ten Years	rr_AverageAnnualReturnYear10	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Large Cap Growth Equity Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.16%
Five Years	rr_AverageAnnualReturnYear05	3.04%
Ten Years	rr_AverageAnnualReturnYear10	0.90%
Large Cap Growth Equity Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.66%
Five Years	rr_AverageAnnualReturnYear05	2.66%
Ten Years	rr_AverageAnnualReturnYear10	0.81%
Large Cap Growth Equity Fund | S&P 500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.05%
Five Years	rr_AverageAnnualReturnYear05	3.60%
Ten Years	rr_AverageAnnualReturnYear10	(0.11%)
High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	High Yield Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade (i.e., "junk bonds").
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the High Yield Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the High Yield Bond Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the High Yield Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Fund's portfolio consists of fixed income securities rated below investment grade, including corporate bonds and debentures, convertible securities, preferred securities, zero coupon obligations and debt securities that are issued by U.S. and foreign governments and their agencies. The Fund may also invest in equity securities. The average maturity of the Fund's investments varies, and there is no limit on the maturity or on the credit quality of any security held by the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the High Yield Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the High Yield Bond Fund, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

High Yield ("Junk") Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed or other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Foreign Securities – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Management – The Fund's performance depends on the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the High Yield Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the High Yield Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 18.73% Q2 2009 Worst Quarter (19.69)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.69%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the High Yield Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of the Institutional Class shares does not reflect the Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHBAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,691
One Year	rr_AverageAnnualReturnYear01	16.81%
Five Years	rr_AverageAnnualReturnYear05	7.36%
Ten Years	rr_AverageAnnualReturnYear10	7.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHYIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	113
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	353
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	612
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,352
2001	rr_AnnualReturn2001	9.40%
2002	rr_AnnualReturn2002	2.38%
2003	rr_AnnualReturn2003	19.65%
2004	rr_AnnualReturn2004	11.35%
2005	rr_AnnualReturn2005	1.30%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	3.01%
2008	rr_AnnualReturn2008	(27.11%)
2009	rr_AnnualReturn2009	50.19%
2010	rr_AnnualReturn2010	17.15%
One Year	rr_AverageAnnualReturnYear01	17.15%
Five Years	rr_AverageAnnualReturnYear05	7.68%
Ten Years	rr_AverageAnnualReturnYear10	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
High Yield Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.63%
Five Years	rr_AverageAnnualReturnYear05	4.53%
Ten Years	rr_AverageAnnualReturnYear10	4.86%
High Yield Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.99%
Five Years	rr_AverageAnnualReturnYear05	4.62%
Ten Years	rr_AverageAnnualReturnYear10	4.93%
High Yield Bond Fund | Citigroup High Yield Market Capped Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.10%
Five Years	rr_AverageAnnualReturnYear05	7.46%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
Large Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Large Cap Value Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock
The Large Cap Value Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the marketplace by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Large Cap Value Fund. You pay no sales charges or transaction fees for buying or selling shares of the Large Cap Value Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	26.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Large Cap Value Fund's portfolio consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued. For this purpose, City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), considers a large corporation to be a company with a market capitalization similar to the market capitalizations of the companies in the S and P 500 Value Index at the time of investment (currently  $1 billion to  $369 billion). CNAM selects companies with share price growth potential based on a combination of quantitative and fundamental analysis.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Large Cap Value Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Large Cap Value Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – CNAM primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Foreign Investments (American Depositary Receipts) – Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Large Cap Value Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Large Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 18.81% Q2 2003 Worst Quarter (20.90)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Large Cap Value Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Value Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVEAX
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	124
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	387
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	670
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,477
One Year	rr_AverageAnnualReturnYear01	12.61%
Five Years	rr_AverageAnnualReturnYear05	1.12%
Ten Years	rr_AverageAnnualReturnYear10	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 2000
Large Cap Value Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNLIX
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	99
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	309
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	536
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,190
2001	rr_AnnualReturn2001	(11.78%)
2002	rr_AnnualReturn2002	(20.07%)
2003	rr_AnnualReturn2003	32.90%
2004	rr_AnnualReturn2004	13.43%
2005	rr_AnnualReturn2005	7.91%
2006	rr_AnnualReturn2006	20.15%
2007	rr_AnnualReturn2007	2.08%
2008	rr_AnnualReturn2008	(34.79%)
2009	rr_AnnualReturn2009	18.55%
2010	rr_AnnualReturn2010	13.01%
One Year	rr_AverageAnnualReturnYear01	13.01%
Five Years	rr_AverageAnnualReturnYear05	1.39%
Ten Years	rr_AverageAnnualReturnYear10	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Large Cap Value Equity Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.53%
Five Years	rr_AverageAnnualReturnYear05	0.82%
Ten Years	rr_AverageAnnualReturnYear10	1.53%
Large Cap Value Equity Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.43%
Five Years	rr_AverageAnnualReturnYear05	1.16%
Ten Years	rr_AverageAnnualReturnYear10	1.70%
Large Cap Value Equity Fund | S&P 500 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.10%
Five Years	rr_AverageAnnualReturnYear05	0.87%
Ten Years	rr_AverageAnnualReturnYear10	2.69%
RCB Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RCB Small Cap Value Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The RCB Small Cap Value Fund seeks capital appreciation primarily through investment in smaller U.S. corporations which, in the opinion of the Fund's sub-adviser, are considered to be undervalued.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the RCB Small Cap Value Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class or Class N shares of the RCB Small Cap Value Fund.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The RCB Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the RCB Small Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the RCB Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the RCB Small Cap Value Fund's portfolio consists of equity securities of smaller U.S. corporations. For this purpose, smaller corporations are defined as companies with market capitalizations at the time of purchase in the range of  $50 million to  $5 billion. The Fund's investment strategy involves a value-oriented focus on preservation of capital over the long term using a "bottom-up" approach.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the RCB Small Cap Value Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. None of the RCB Small Cap Value Fund, CNAM and the Fund's sub-adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk of Equity Securities – By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Investment Style – The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Small Capitalization (Small-Cap) Companies – Investments in small-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. The securities of smaller capitalized companies may have greater price volatility and less liquidity than the securities of larger capitalized companies. The Fund may hold a significant percentage of a company's outstanding shares and may have to sell them at a discount from quoted prices.

Focus – The Fund holds a relatively small number of securities. Losses incurred in such securities could have a material adverse effect on the Fund's overall financial condition and cause it to underperform materially its relevant benchmarks.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the RCB Small Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the RCB Small Cap Value Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the RCB Small Cap Value Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 33.09% Q2 2009 Worst Quarter (26.42)% Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the RCB Small Cap Value Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of indexes comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' and Class R shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares and Class R shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RCB Small Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	461
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	796
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,745
One Year	rr_AverageAnnualReturnYear01	18.80%
Five Years	rr_AverageAnnualReturnYear05	0.20%
Ten Years	rr_AverageAnnualReturnYear10	6.64%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[12]
RCB Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	383
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	664
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,465
2001	rr_AnnualReturn2001	21.46%
2002	rr_AnnualReturn2002	(10.60%)
2003	rr_AnnualReturn2003	48.26%
2004	rr_AnnualReturn2004	19.69%
2005	rr_AnnualReturn2005	(1.37%)
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	(11.61%)
2008	rr_AnnualReturn2008	(46.42%)
2009	rr_AnnualReturn2009	59.37%
2010	rr_AnnualReturn2010	19.15%
One Year	rr_AverageAnnualReturnYear01	19.15%
Five Years	rr_AverageAnnualReturnYear05	0.45%
Ten Years	rr_AverageAnnualReturnYear10	6.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[12]
RCB Small Cap Value Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.02%
Five Years	rr_AverageAnnualReturnYear05	(0.43%)
Ten Years	rr_AverageAnnualReturnYear10	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%	[12]
RCB Small Cap Value Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.45%
Five Years	rr_AverageAnnualReturnYear05	0.16%
Ten Years	rr_AverageAnnualReturnYear10	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[12]
RCB Small Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCBSX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	494
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	851
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,232
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,299
One Year	rr_AverageAnnualReturnYear01	14.77%
Five Years	rr_AverageAnnualReturnYear05	(0.33%)
Ten Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.78%	[12]
RCB Small Cap Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[12]
RCB Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[12]
RCB Small Cap Value Fund | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.82%
Five Years	rr_AverageAnnualReturnYear05	3.85%
Ten Years	rr_AverageAnnualReturnYear10	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%	[12]
Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Prime Money Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Prime Money Fund is a money market fund that seeks to provide current income through low-risk investments. Also, the Prime Money Fund seeks to maintain a $1.00 per share net asset value (“NAV”).
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Prime Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Prime Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Prime Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Prime Money Fund purchases liquid, high quality, short-term debt securities in the form of U.S. dollar denominated money market instruments that, in the opinion of City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), present minimal credit risk. The Fund’s principal investments include commercial paper and short-term corporate obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving those obligations, and shares of other investment companies that invest exclusively in the same types of securities as the Fund. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Prime Money Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any money market fund, there are risks to investing. Neither CNAM nor the Prime Money Fund can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past “broken the buck,” which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The Prime Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Financial Services Firms – The Fund invests in obligations of financial services firms, including those of banks. Changes in economic conditions and government regulations can significantly affect these issuers.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Prime Money Fund’s Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Prime Money Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 1.29% Q1 2001 Worst Quarter 0.02% Q2 2010
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table:	rr_PerformanceTableHeading	This table shows the Prime Money Fund’s average annual total returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-889-0799
Prime Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	350
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	606
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	0.04%
Five Years	rr_AverageAnnualReturnYear05	2.17%
Ten Years	rr_AverageAnnualReturnYear10	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1999
Prime Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	61
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	192
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	335
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	750
2001	rr_AnnualReturn2001	3.54%
2002	rr_AnnualReturn2002	1.16%
2003	rr_AnnualReturn2003	0.56%
2004	rr_AnnualReturn2004	0.79%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	4.73%
2008	rr_AnnualReturn2008	2.19%
2009	rr_AnnualReturn2009	0.21%
2010	rr_AnnualReturn2010	0.08%
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Years	rr_AverageAnnualReturnYear05	2.33%
Ten Years	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 1998
Prime Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNSXX
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	350
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	606
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	2.03%
Ten Years	rr_AverageAnnualReturnYear10	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1999
Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Government Money Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock
The Government Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Government Money Fund seeks to maintain a  $1.00 per share net asset value (“NAV”).

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Government Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Government Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Government Money Fund purchases liquid, high quality, short-term U.S. Government bonds and notes. The Fund invests at least 80% of its assets in U.S. Government securities such as U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Money Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any money market fund, there are risks to investing. Neither the Government Money Fund nor City National Asset Management, Inc., the Fund’s investment adviser (“CNAM”), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past “broken the buck,” which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

The Effect of Interest Rates – The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The Government Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM’s opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Management – The Fund’s performance depends on the adviser’s skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund for the indicated periods. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund’s most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the Government Money Fund’s Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Money Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 1.33% Q1 2001 Worst Quarter 0.01% Q2 2010
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table:	rr_PerformanceTableHeading	This table shows the Government Money Fund’s average annual total returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-889-0799
Government Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	114
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	356
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	617
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,363
2001	rr_AnnualReturn2001	3.63%
2002	rr_AnnualReturn2002	1.15%
2003	rr_AnnualReturn2003	0.57%
2004	rr_AnnualReturn2004	0.79%
2005	rr_AnnualReturn2005	2.56%
2006	rr_AnnualReturn2006	4.45%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	1.86%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.03%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Ten Years	rr_AverageAnnualReturnYear10	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Government Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	63
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	199
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	346
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	774
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	2.19%
Ten Years	rr_AverageAnnualReturnYear10	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2000
Government Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNFXX
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	114
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	356
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	617
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	1.92%
Ten Years	rr_AverageAnnualReturnYear10	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 1999
California Tax Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	California Money Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock
The California Money Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California state personal income tax. Also, the California Money Fund seeks to maintain a  $1.00 per share net asset value ("NAV").

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the California Money Fund. You pay no transaction fees for buying or selling shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses for Institutional Class shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights. Other Fund Expenses have been restated to reflect current fees.
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the California Money Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the California Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
The California Money Fund purchases liquid, high quality, short-term municipal money market securities issued by the State of California and its agencies, by various counties, cities and regional or special districts in California, and by various other sectors of the California municipal securities market. The Fund invests at least 80% of its assets in municipal obligations that pay interest which is expected to be exempt from federal and California state personal income tax and securities that pay interest which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). Principal investments of the Fund also include high quality municipal bonds rated within the highest grade by nationally recognized statistical rating organizations such as Standard and Poor's Ratings Group and/or Moody's Investors Services, or equivalent quality for unrated securities, notes and tax exempt commercial paper. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the California Money Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any money market fund, there are risks to investing. Neither the California Money Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. Here are the principal risks to consider:

No Guarantees – An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of  $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past "broken the buck," which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund's holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Taxes – Although one of the Fund's goals is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the AMT.

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. When interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price without a subsidy by CNAM or its affiliates.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Credit – The California Money Fund invests exclusively in securities that are rated, when the Fund buys them, in the highest short-term rating category, or if unrated, are of comparable quality in CNAM's opinion. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security's credit rating is downgraded (which could happen rapidly), or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline significantly, particularly in certain market environments. If the Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty.

Management – The Fund's performance depends on the adviser's skill in making appropriate investments. As a result, the Fund may underperform the money market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or taxable money market securities. During such a period, the Fund may not achieve its investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund's ability to maintain a  $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund.
Money Market Fund	rr_RiskMoneyMarketFund	No Guarantees - An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at an NAV of $1.00, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have in the past "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com for the Fund's most current 7-day yield or to obtain updated performance information.

This bar chart shows the performance of the California Money Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Money Fund for the indicated periods.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 0.77% Q2 2007 Worst Quarter 0.01% Q2 2010
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table:	rr_PerformanceTableHeading	This table shows the California Money Fund's average annual total returns for the periods ended December 31, 2010.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
California Tax Exempt Money Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNEXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[13]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	114
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	356
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	617
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	1.29%
Ten Years	rr_AverageAnnualReturnYear10	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
California Tax Exempt Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNTXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[13]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	63
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	199
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	346
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	774
2001	rr_AnnualReturn2001	1.97%
2002	rr_AnnualReturn2002	0.90%
2003	rr_AnnualReturn2003	0.53%
2004	rr_AnnualReturn2004	0.68%
2005	rr_AnnualReturn2005	1.79%
2006	rr_AnnualReturn2006	2.79%
2007	rr_AnnualReturn2007	2.96%
2008	rr_AnnualReturn2008	1.34%
2009	rr_AnnualReturn2009	0.13%
2010	rr_AnnualReturn2010	0.03%
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	1.44%
Ten Years	rr_AverageAnnualReturnYear10	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2000
California Tax Exempt Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEMXX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[13]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	114
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	356
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	617
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,363
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	1.16%
Ten Years	rr_AverageAnnualReturnYear10	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 1999
California Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	California Tax Exempt Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock
The California Tax Exempt Bond Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the California Tax Exempt Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The California Tax Exempt Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the California Tax Exempt Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the California Tax Exempt Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
The California Tax Exempt Bond Fund invests at least 80% of its net assets in intermediate-term, high quality municipal bonds and notes, the interest from which is expected to be exempt from federal and California state personal income taxes. The Fund may also invest in short-term tax exempt commercial paper, floating rate notes or shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from three to eight years.

The Fund typically invests in issues with a minimum credit rating from Moody's Investors Service or Standard and Poor's of Baa or BBB, issues carrying credit enhancements such as insurance by the major bond insurance companies with an underlying minimum credit rating of Baa or BBB and short term notes with a rating from Moody's of MIG1 or VMIG1 or from Standard and Poor's of SP1 or A1. The Fund may retain a security after it has been downgraded below the minimum credit rating if City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), determines that doing so is in the best interests of the Fund.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the California Tax Exempt Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the California Tax Exempt Bond Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

California Risk Factors – The Fund may be subject to greater risks than other tax exempt bond funds that are diversified across issuers located in a number of states. The Fund is vulnerable to adverse economic, political or other events that may lessen the ability of California municipal securities issuers to pay interest and principal on their securities. Actual or perceived erosion of the creditworthiness of California municipal issuers may also reduce the value of the Fund's holdings.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Non-diversification – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting those issuers and may experience increased volatility.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in municipal obligations of issuers in states other than California or in cash or cash equivalents (including taxable money market securities). During such a period, the Fund may not achieve its investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification - The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to adverse events affecting those issuers and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Tax Exempt Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the California Tax Exempt Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the California Tax Exempt Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.45% Q3 2009 Worst Quarter (1.85)% Q2 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the California Tax Exempt Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

California Tax Exempt Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCTEX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	90
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	281
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	488
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,084
One Year	rr_AverageAnnualReturnYear01	3.08%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 2000
California Tax Exempt Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNTIX
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	64
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	202
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	351
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	786
2001	rr_AnnualReturn2001	3.99%
2002	rr_AnnualReturn2002	8.37%
2003	rr_AnnualReturn2003	3.02%
2004	rr_AnnualReturn2004	2.21%
2005	rr_AnnualReturn2005	1.46%
2006	rr_AnnualReturn2006	3.35%
2007	rr_AnnualReturn2007	3.94%
2008	rr_AnnualReturn2008	2.51%
2009	rr_AnnualReturn2009	5.09%
2010	rr_AnnualReturn2010	3.35%
One Year	rr_AverageAnnualReturnYear01	3.35%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
California Tax Exempt Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.28%
Five Years	rr_AverageAnnualReturnYear05	3.63%
Ten Years	rr_AverageAnnualReturnYear10	3.59%
California Tax Exempt Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.33%
Five Years	rr_AverageAnnualReturnYear05	3.57%
Ten Years	rr_AverageAnnualReturnYear10	3.58%
California Tax Exempt Bond Fund | Barclays Capital CA Intermediate-Short Municipal Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.35%
Five Years	rr_AverageAnnualReturnYear05	4.47%
Ten Years	rr_AverageAnnualReturnYear10	4.36%
Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Corporate Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Corporate Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Corporate Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Corporate Bond Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Corporate Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Corporate Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Corporate Bond Fund's portfolio consists of fixed income securities that are investment grade corporate notes, bonds and debentures that are nationally traded, including U.S. government and agency securities and corporate issues of domestic and international companies denominated in U.S. dollars. The Fund may also purchase mortgage-backed and asset-backed instruments whose maturities and durations are consistent with an intermediate term strategy and shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Corporate Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Corporate Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Corporate Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Corporate Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.49% Q3 2001 Worst Quarter (2.84)% Q3 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Corporate Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of companies similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Corporate Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCBAX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,225
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	4.69%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 2000
Corporate Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNCIX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	77
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	240
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	417
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	930
2001	rr_AnnualReturn2001	8.49%
2002	rr_AnnualReturn2002	7.51%
2003	rr_AnnualReturn2003	5.29%
2004	rr_AnnualReturn2004	2.40%
2005	rr_AnnualReturn2005	1.29%
2006	rr_AnnualReturn2006	3.72%
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	1.65%
2009	rr_AnnualReturn2009	9.43%
2010	rr_AnnualReturn2010	4.49%
One Year	rr_AverageAnnualReturnYear01	4.49%
Five Years	rr_AverageAnnualReturnYear05	4.94%
Ten Years	rr_AverageAnnualReturnYear10	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Corporate Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.30%
Five Years	rr_AverageAnnualReturnYear05	3.50%
Ten Years	rr_AverageAnnualReturnYear10	3.30%
Corporate Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.91%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.25%
Corporate Bond Fund | Barclays Capital U.S. Intermediate Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.27%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Ten Years	rr_AverageAnnualReturnYear10	6.26%
Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Government Bond Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Government Bond Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Government Bond Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	93.00%
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
At least 80% of the Government Bond Fund's portfolio consists of U.S. Government securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase mortgage-backed and asset-backed instruments issued by the U.S. Government or government sponsored agencies whose maturities and durations are consistent with an intermediate term strategy and may also purchase shares of money market mutual funds whose objectives are consistent with the Fund's objectives. The average duration of the Fund's portfolio typically ranges from two to six years.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Government Bond Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Government Bond Fund nor City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

The Effect of Interest Rates – The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Government-Sponsored Entities – The Fund invests in securities issued by government-sponsored entities which may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Prepayments – As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Extension – Rising interest rates can cause the average maturity of the Fund's holdings of mortgage-backed and other pass-through securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the fixed income market or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Government Bond Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Government Bond Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 4.74% Q3 2001 Worst Quarter (1.39)% Q2 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Government Bond Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBAX
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	328
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	569
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,259
One Year	rr_AverageAnnualReturnYear01	2.50%
Five Years	rr_AverageAnnualReturnYear05	3.74%
Ten Years	rr_AverageAnnualReturnYear10	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 13, 2000
Government Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNBIX
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	966
2001	rr_AnnualReturn2001	7.58%
2002	rr_AnnualReturn2002	8.71%
2003	rr_AnnualReturn2003	1.22%
2004	rr_AnnualReturn2004	1.65%
2005	rr_AnnualReturn2005	1.50%
2006	rr_AnnualReturn2006	3.71%
2007	rr_AnnualReturn2007	5.93%
2008	rr_AnnualReturn2008	5.22%
2009	rr_AnnualReturn2009	2.49%
2010	rr_AnnualReturn2010	2.76%
One Year	rr_AverageAnnualReturnYear01	2.76%
Five Years	rr_AverageAnnualReturnYear05	4.01%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2000
Government Bond Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.89%
Five Years	rr_AverageAnnualReturnYear05	2.72%
Ten Years	rr_AverageAnnualReturnYear10	2.66%
Government Bond Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.80%
Five Years	rr_AverageAnnualReturnYear05	2.67%
Ten Years	rr_AverageAnnualReturnYear10	2.65%
Government Bond Fund | Barclays Capital U.S. Intermediate Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.98%
Five Years	rr_AverageAnnualReturnYear05	5.41%
Ten Years	rr_AverageAnnualReturnYear10	5.11%
Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Multi-Asset Fund
Investment objective:	rr_ObjectiveHeading	INVESTMENT GOAL
Investment objective	rr_ObjectivePrimaryTextBlock	The Multi-Asset Fund seeks to generate a positive total return in excess of inflation in a manner consistent with capital preservation in all market environments.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you may pay if you buy and hold shares of the Multi-Asset Fund. You pay no sales charges or transaction fees for buying or selling shares of the Multi-Asset Fund.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock
The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	76.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
Example, heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Multi-Asset Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Multi-Asset Fund is a "fund of funds" and pursues its investment objective by investing all or a substantial portion of its assets in other mutual funds or other types of funds like exchange-traded funds ("underlying funds"). These underlying funds may include other funds in the CNI Charter Funds family, like the Corporate Bond Fund, the Government Bond Fund and the High Yield Bond Fund, which are also managed by City National Asset Management, Inc. ("CNAM").

The Multi-Asset Fund and any underlying funds primarily invest in the following asset classes:
•	Common and preferred equity securities of U.S. and foreign companies (including emerging market companies);

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•	Corporate debt securities of U.S. and foreign companies (including emerging market companies) of all ratings, including securities with below investment-grade ratings and unrated securities;

•	Inflation-indexed bonds;

•	Money market instruments;

•	Repurchase agreements;

•	Municipal securities;

•	Obligations of foreign governments, including governments of emerging market countries, or their subdivisions, agencies and government-sponsored enterprises; and

•	Options, futures contracts and swaps.

Please review the remainder of this prospectus and the statement of additional information for more detailed descriptions of these principal investments and other securities in which the Multi-Asset Fund may invest.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. Neither the Multi-Asset Fund nor CNAM can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Allocation – The Multi-Asset Fund's performance depends on CNAM's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund directly or indirectly invests.

Underlying Funds – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the underlying funds. The ability of the Fund to achieve its investment goal depends in part upon the ability of the underlying funds to achieve their investment goals. The underlying funds may not achieve their investment goals.

Market Risk of Equity Securities – By investing directly or indirectly in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund or an underlying fund invests, that security may become less liquid or may lose value.

Interest Rate Risk of Preferred Securities – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Government-Sponsored Entities – The Fund directly or indirectly invests in securities issued by government-sponsored entities, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High Yield ("Junk") Bonds – High yield bonds held by the underlying funds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the underlying funds rely on taxes and revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems. Foreign government obligations are also subject to similar risks.

Foreign Securities – Foreign investments held by the underlying funds tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income).

Emerging Market Securities – Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Derivatives –The Fund's direct or indirect use of derivative instruments may involve other risks than those associated with investing directly in the securities in which it or an underlying fund primarily invests. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund's losses or reduce opportunities for gain.

Management – The Fund's performance depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund or one or more underlying funds may invest 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with its investment goals.

May Lose Money	rr_RiskLoseMoney	The Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call 1-888-889-0799 or visit www.cnicharterfunds.com to obtain updated performance information.

This bar chart shows the performance of the Multi-Asset Fund's Institutional Class shares based on a calendar year.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Multi-Asset Fund for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The table also shows how the Fund's performance compares to various broad-based securities market indexes and the Consumer Price Index ("CPI") plus 500 basis points.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-889-0799
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.cnicharterfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 9.17% Q3 2010 Worst Quarter (8.11)% Q3 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.11%)
Performance Table:	rr_PerformanceTableHeading
This table shows the average annual total returns of each class of the Multi-Asset Fund for the periods ended December 31, 2010. The table also shows how the Fund's performance compares to various broad-based securities market indexes and the Consumer Price Index ("CPI") plus 500 basis points.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Institutional Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIIX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[14]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	403
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	697
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,534
2008	rr_AnnualReturn2008	(15.84%)
2009	rr_AnnualReturn2009	14.51%
2010	rr_AnnualReturn2010	9.99%
One Year	rr_AverageAnnualReturnYear01	9.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Multi-Asset Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Multi-Asset Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Multi-Asset Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNIAX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses - Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses - Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[14]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	155
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	480
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	829
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,813
One Year	rr_AverageAnnualReturnYear01	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Multi-Asset Fund | Barclays Capital U.S. TIPS Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%	[15]
Multi-Asset Fund | 60/40 hybrid of the following two indexes: S&P 500 Index + Barclays Capital U.S. Intermediate Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.84%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%	[15]
Multi-Asset Fund | CPI + 500 Basis Points
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Multi-Asset Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)

[1]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive the shareholder servicing fees for Class N until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.
[2]	Performance for "Since Inception" for all classes is shown for periods beginning October 20, 1988, which is the date the predecessor to the Full Maturity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on May 11, 2004. The performance results for Class N shares of the Fund for the period of May 11, 2004, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 20, 1988 to May 11, 2004, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.
[3]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive the shareholder servicing fees for Class N shares until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.00% for Institutional Class shares and 1.25% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
[4]	Performance for "Since Inception" for all classes is shown for periods beginning October 22, 1988, which is the date the predecessor to the Limited Maturity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on October 22, 2004. The performance results for Class N shares of the Fund for the period of October 22, 2004 to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 22, 1988 to October 21, 2004, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.
[5]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to limit shareholder servicing fees for Class N to 0.15% until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within three years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
[6]	Performance for "Since Inception" for all classes is shown for periods beginning October 20, 1988, which is the date the predecessor to the Diversified Equity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on December 30, 2002. The performance results for Class N shares of the Fund for the period of December 30, 2002, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of October 20, 1988 to December 30, 2002, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I Shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For the index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on October 31, 1988.
[7]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses for Class N shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
[8]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), has contractually agreed to waive a portion of the shareholder servicing fees for Class N until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the shareholder services agreement between CNAM and the Fund. CNAM has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) through January 28, 2012 at or below 1.25% for Institutional Class shares and 1.50% for Class N shares. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM, and it will terminate automatically upon the termination of the investment management agreement between CNAM and the Fund. Any fee reductions or reimbursements may be repaid to CNAM within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.
[9]	Performance for "Since Inception" for all classes is shown for periods beginning January 3, 2005, which is the date the predecessor to the Socially Responsible Equity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on August 12, 2005. The performance results for Class N shares of the Fund for the period of August 12, 2005, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of January 3, 2005 to August 12, 2005, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For the index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on December 31, 2004.
[10]	Includes "Acquired Fund Fees and Expenses" incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
[11]	City National Asset Management, Inc., the Fund's investment adviser ("CNAM"), and the Fund's sub-adviser have contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at or below 1.24% for Institutional Class shares, 1.49% for Class N shares and 1.49% for Class R Shares until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNAM and the Fund's sub-adviser, and it will terminate automatically upon the termination of the Fund's advisory agreement with CNAM or the sub-advisory agreement between CNAM and the sub-adviser. Any fee reductions or reimbursements may be repaid to the sub-adviser within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. Affiliates of CNAM including City National Bank ("CNB"), have contractually agreed to waive the shareholder servicing fees for Class R until January 28, 2012. Prior to that date, this arrangement may be terminated without penalty by the Fund's Board of Trustees upon 60 days' written notice to CNB, and it will terminate automatically upon the termination of the shareholder services agreement between CNB and the Fund. SEI Investments Management Corporation, the Fund's transfer agent ("SEI"), has contractually agreed to waive transfer agency fees for the Fund until March 31, 2012. Prior to that date, this arrangement may be terminated by SEI upon the termination of the transfer agency agreement or the administration agreement between SEI and the Fund.
[12]	Performance for "Since Inception" for all classes is shown for periods beginning September 30, 1998, which is the date the predecessor to the RCB Small Cap Value Fund (the "Predecessor Fund") commenced operations. On October 1, 2001, the Predecessor Fund reorganized into Class R shares of the Fund. The performance results for Class R shares of the Fund before October 1, 2001, reflect the performance of the Predecessor Fund. Institutional Class and Class N shares of the Fund commenced operations on October 3, 2001. The performance results for Institutional Class and Class N shares of the Fund for the period of October 1, 2001, to October 2, 2001, reflect the performance of the Fund's Class R shares, and for the period of September 30, 1998, to October 1, 2001, reflect the performance of the Predecessor Fund. The performance of the Predecessor Fund has not been adjusted to reflect the expenses applicable to the Fund's Institutional Class and Class N shares. If it had, the performance of the Institutional Class and the Class N shares would be higher than that shown. For each index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on September 30, 1998.
[13]	The Total Annual Fund Operating Expenses for Institutional Class shares above do not correlate to the ratio of expenses to average net assets given in the financial highlights. Other Fund Expenses have been restated to reflect current fees.
[14]	"Acquired Fund Fees and Expenses" are incurred indirectly by the Fund due to investments in other investment companies and pooled investment vehicles. The Total Annual Fund Operating Expenses above do not correlate to the ratio of expenses to average net assets given in the financial highlights (which reflects the Fund's operating expenses but not "Acquired Fund Fees and Expenses").
[15]	CNAM has elected to compare the Fund's performance to the Barclays Capital U.S. TIPS Index and a hybrid index consisting of 60% S and P 500 Index and 40% Barclays Capital U.S. Intermediate Government/Credit Index as it believes these are the most appropriate indexes for comparison to the Fund's performance.